Schedule of Reconciliation of Income Tax Benefit (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent					21.00%
Federal tax benefit at statutory rate					$ (241,948)	$ (21,111)
State income tax benefit, net of federal tax effect					(95,051)	(8,293)
Permanent differences					19,381	19,381
Change in valuation allowance					317,618	10,023
Income tax expense (benefit)